Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
SALES, NET	$ 1,468,621	$ 4,792,544	$ 15,279,859	$ 25,990,228
Cost of goods sold	1,651,110	3,831,928	14,497,254	16,300,333
GROSS (LOSS) PROFIT	(182,489)	960,616	782,605	9,689,895
EXPENSES:
Selling, general and administrative	3,243,189	2,769,726	11,126,759	6,464,969
Advertising	105,177	367,615	2,374,329	2,264,807
Total operating expenses	3,348,366	3,137,341	13,501,088	8,729,776
Operating (loss) income	(3,530,855)	$ (2,176,725)	$ (12,718,483)	960,119
Other (expense) income:
Induced conversion expense				$ 299,577
Amortization of deferred financing costs	(34,917)		$ 17,458
Change in fair value of derivative liabilities	(37,965)
Interest expense	(378,775)	$ (28,434)	$ 348,975	$ 383,981
Interest Income	1,316
Total other expense	(450,341)	$ (28,434)	366,433	683,558
(LOSS) INCOME BEFORE INCOME TAX (EXPENSE) BENEFIT	$ (3,981,196)	(2,205,159)	(13,084,916)	276,561
Income tax (expense) benefit		752,400	(767,333)	524,791
NET (LOSS) INCOME	$ (3,981,196)	(1,452,759)	(13,852,249)	801,352
Loss attributable to common stockholders and loss per common share:
NET (LOSS) INCOME	$ (3,981,196)	$ (1,452,759)	$ (13,852,249)	$ 801,352
BASIC (LOSS) EARNINGS PER COMMON SHARE			$ (4.22)	$ 0.31
DILUTED (LOSS) EARNINGS PER COMMON SHARE			$ (4.22)	$ 0.30
LOSS PER COMMON SHARE - BASIC AND DILUTED	$ (0.89)	$ (0.45)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC			3,283,030	2,563,697
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - DILUTED			3,283,030	2,637,273
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	4,494,855	3,253,550
Vaporin Inc [Member]
SALES, NET			$ 3,281,838	$ 23,268
Cost of goods sold			1,790,098	10,851
GROSS (LOSS) PROFIT			1,491,740	12,417
EXPENSES:
Promotional and marketing			983,507	57,189
General and administrative			6,131,510	238,999
Depreciation and amortization			19,987	6,082
Professional fees			315,086	15,779
Advertising			983,507	0
Total operating expenses			7,450,090	318,049
Operating (loss) income			(5,958,350)	$ (305,632)
Other (expense) income:
Derivative expense			(86,484)
Change in fair value of derivative liabilities			251,625	$ (219)
Interest expense - related party			(407,890)	(804)
Interest expense			(78,869)
Total other expense			(242,749)	(1,023)
(LOSS) INCOME BEFORE INCOME TAX (EXPENSE) BENEFIT			$ (6,201,099)	$ (306,655)
Income tax (expense) benefit
NET (LOSS) INCOME			$ (6,201,099)	$ (306,655)
Loss attributable to common stockholders and loss per common share:
Net loss			(6,196,084)	$ (306,655)
Non-Controlling interest			5,015
NET (LOSS) INCOME			$ (6,201,099)	$ (306,655)
LOSS PER COMMON SHARE - BASIC AND DILUTED			$ (1.74)	$ (0.44)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED			3,554,486	700,000